Schedule of Investments (unaudited)	iShares® Currency Hedged MSCI EAFE ETF
October 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies

Exchange-Traded Funds — 100.0%
iShares MSCI EAFE ETF(a)(b)	52,200,192	$3,493,236,849

Total Investment Companies
(Cost: $3,530,983,171)		3,493,236,849

Short-Term Securities

Money Market Funds — 10.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.54%(a)(c)(d)	369,158,644	369,306,307
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.33%(a)(c)	1,650,000	1,650,000

Total Short-Term Securities — 10.6%
(Cost: $370,882,476)		370,956,307

Total Investments in Securities — 110.6%
(Cost: $3,901,865,647)		3,864,193,156

Liabilities in Excess of Other Assets — (10.6)%		(371,313,937)

Net Assets — 100.0%		$3,492,879,219

(a)	Affiliate of the Fund.

(b)	All or a portion of this security is on loan.

(c)	Annualized 7-day yield as of period end.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/23	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/23	Shares Held at 10/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institu-tional, SL Agency Shares	$813,520,005	$—		$(444,335,923	)(a)	$128,282	$(6,057)	$369,306,307	369,158,644	$423,039	(b)	$—
BlackRock Cash Funds: Trea-sury, SL Agency Shares	1,130,000	520,000	(a)	—		—	—	1,650,000	1,650,000	25,353		—
iShares MSCI EAFE ETF	3,545,298,008	360,715,137		(39,638,260)		1,849,052	(374,987,088)	3,493,236,849	52,200,192	400		—
						$1,977,334	$(374,993,145)	$3,864,193,156		$448,792		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	343,000	USD	216,592	Bank of America N.A.	11/02/23	$990
AUD	407,249,000	USD	257,849,704	BNP Paribas SA	11/02/23	488,667
AUD	1,715,000	USD	1,083,642	HSBC Bank PLC	11/02/23	4,268
CHF	681,000	USD	748,337	HSBC Bank PLC	11/02/23	303
CHF	323,219,000	USD	355,166,200	Toronto Dominion Bank	11/02/23	156,177
DKK	5,227,000	USD	739,793	HSBC Bank PLC	11/02/23	1,231

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE ETF
October 31, 2023

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
DKK	827,424,000	USD	117,176,461	State Street Bank and Trust Co.	11/02/23	$126,251
EUR	6,915,000	USD	7,301,684	HSBC Bank PLC	11/02/23	15,080
EUR	1,094,456,000	USD	1,156,839,992	State Street Bank and Trust Co.	11/02/23	1,204,215
GBP	1,895,000	USD	2,296,884	Natwest Markets PLC	11/02/23	6,392
GBP	449,870,000	USD	545,894,751	State Street Bank and Trust Co.	11/02/23	899,440
HKD	25,573,000	USD	3,267,362	Bank of America N.A.	11/02/23	649
HKD	9,420,000	USD	1,203,697	Bank of New York	11/02/23	99
HKD	1,273,000	USD	162,636	Morgan Stanley & Co. International PLC	11/02/23	42
ILS	54,258,000	USD	13,411,773	Citibank N.A.	11/02/23	11,779
ILS	275,000	USD	67,450	State Street Bank and Trust Co.	11/02/23	586
NOK	1,158,000	USD	103,301	State Street Bank and Trust Co.	11/02/23	361
NOK	274,927,000	USD	24,609,236	Toronto Dominion Bank	11/02/23	1,652
NZD	10,000	USD	5,824	Bank of America N.A.	11/02/23	2
NZD	48,000	USD	27,922	HSBC Bank PLC	11/02/23	43
NZD	11,406,000	USD	6,634,300	UBS AG	11/02/23	10,834
SEK	1,211,167,000	USD	108,404,631	BNP Paribas SA	11/02/23	99,058
SEK	5,102,000	USD	456,819	Commonwealth Bank of Australia	11/02/23	249
SGD	54,000	USD	39,368	JPMorgan Chase Bank N.A.	11/02/23	73
SGD	63,923,000	USD	46,657,466	State Street Bank and Trust Co.	11/02/23	30,625
USD	505,852	AUD	783,000	Bank of America N.A.	11/02/23	9,156
USD	1,637,415	AUD	2,570,000	Bank of New York	11/02/23	7,136
USD	261,576,141	AUD	404,957,000	BNP Paribas SA	11/02/23	4,691,700
USD	588,153	AUD	923,000	Toronto Dominion Bank	11/02/23	2,648
USD	1,057,597	CHF	952,000	HSBC Bank PLC	11/02/23	11,041
USD	454,357	CHF	408,000	Natwest Markets PLC	11/02/23	5,832
USD	663,938	CHF	597,000	Toronto Dominion Bank	11/02/23	7,641
USD	584,535	DKK	4,118,000	Bank of America N.A.	11/02/23	732
USD	114,635,299	DKK	806,145,000	BNP Paribas SA	11/02/23	349,281
USD	49,637	DKK	349,000	JPMorgan Chase Bank N.A.	11/02/23	159
USD	1,833,371	DKK	12,893,000	State Street Bank and Trust Co.	11/02/23	5,549
USD	216,551	DKK	1,526,000	Toronto Dominion Bank	11/02/23	213
USD	1,951,273	EUR	1,844,000	HSBC Bank PLC	11/02/23	136
USD	1,169,798,428	EUR	1,103,522,000	State Street Bank and Trust Co.	11/02/23	2,161,483
USD	676,271	EUR	637,000	Toronto Dominion Bank	11/02/23	2,261
USD	693,852	GBP	568,000	Bank of New York	11/02/23	3,477
USD	507,734,972	GBP	415,912,000	BNP Paribas SA	11/02/23	2,215,009
USD	88,566	GBP	72,000	HSBC Bank PLC	11/02/23	1,053
USD	840,446	GBP	689,000	JPMorgan Chase Bank N.A.	11/02/23	3,001
USD	37,997,016	GBP	31,126,000	State Street Bank and Trust Co.	11/02/23	164,940
USD	923,651	GBP	758,000	Toronto Dominion Bank	11/02/23	2,341
USD	208,098	HKD	1,627,000	Bank of America N.A.	11/02/23	182
USD	32,608	HKD	255,000	JPMorgan Chase Bank N.A.	11/02/23	21
USD	130,149	HKD	1,018,000	State Street Bank and Trust Co.	11/02/23	57
USD	14,450,612	ILS	54,951,000	Bank of America N.A.	11/02/23	855,610
USD	5,718	ILS	23,000	HSBC Bank PLC	11/02/23	27
USD	107,998	ILS	418,000	State Street Bank and Trust Co.	11/02/23	4,583
USD	1,388,306	JPY	207,468,000	Bank of America N.A.	11/02/23	19,558
USD	348,060	JPY	51,867,000	Bank of New York	11/02/23	5,873
USD	794,192,179	JPY	117,950,702,000	BNP Paribas SA	11/02/23	16,024,922
USD	47,319,585	JPY	7,027,670,000	Citibank N.A.	11/02/23	955,276
USD	3,124,384	JPY	466,803,000	HSBC Bank PLC	11/02/23	44,701
USD	130,344	JPY	19,372,000	JPMorgan Chase Bank N.A.	11/02/23	2,540

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE ETF
October 31, 2023

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	10,409	NOK	116,000	Bank of America N.A.	11/02/23	$25
USD	46,348	NOK	507,000	Bank of New York	11/02/23	962
USD	24,080,613	NOK	256,041,000	BNP Paribas SA	11/02/23	1,160,360
USD	31,392	NOK	347,000	Natwest Markets PLC	11/02/23	329
USD	1,904,105	NOK	20,278,000	State Street Bank and Trust Co.	11/02/23	88,861
USD	2,922	NZD	5,000	Bank of America N.A.	11/02/23	9
USD	8,297	NZD	14,000	Bank of New York	11/02/23	141
USD	8,199	NZD	14,000	HSBC Bank PLC	11/02/23	43
USD	1,204	NZD	2,000	Morgan Stanley & Co. International PLC	11/02/23	39
USD	54,026	NZD	91,000	Toronto Dominion Bank	11/02/23	1,009
USD	6,929,174	NZD	11,532,000	UBS AG	11/02/23	210,633
USD	670,500	SEK	7,307,000	Bank of America N.A.	11/02/23	15,895
USD	137,206	SEK	1,531,000	Bank of New York	11/02/23	50
USD	138,922	SEK	1,531,000	BNP Paribas SA	11/02/23	1,766
USD	18,169	SEK	198,000	JPMorgan Chase Bank N.A.	11/02/23	431
USD	112,430,186	SEK	1,219,989,000	State Street Bank and Trust Co.	11/02/23	3,136,169
USD	881,138	SEK	9,719,000	Toronto Dominion Bank	11/02/23	10,451
USD	44,562,147	SGD	60,743,000	Bank of America N.A.	11/02/23	196,665
USD	2,058,501	SGD	2,806,000	Citibank N.A.	11/02/23	9,054
AUD	15,910,000	USD	10,083,981	Toronto Dominion Bank	12/04/23	18,963
CHF	18,070,000	USD	19,923,503	BNP Paribas SA	12/04/23	8,373
DKK	19,165,000	USD	2,718,438	BNP Paribas SA	12/04/23	2,886
EUR	47,874,000	USD	50,668,089	Citibank N.A.	12/04/23	52,273
GBP	19,444,000	USD	23,598,809	Bank of America N.A.	12/04/23	38,782
ILS	6,903,000	USD	1,708,566	BNP Paribas SA	12/04/23	1,452
NOK	4,887,000	USD	437,871	BNP Paribas SA	12/04/23	23
NZD	319,000	USD	185,567	Toronto Dominion Bank	12/04/23	300
SEK	50,890,000	USD	4,560,713	BNP Paribas SA	12/04/23	4,052
SGD	2,466,000	USD	1,802,484	BNP Paribas SA	12/04/23	1,169
USD	77,301,445	HKD	604,420,000	BNP Paribas SA	12/04/23	7,908
USD	1,289,306	HKD	10,082,000	JPMorgan Chase Bank N.A.	12/04/23	15
USD	878,227	HKD	6,867,000	Toronto Dominion Bank	12/04/23	72
USD	817,160,943	JPY	123,132,099,000	Bank of America N.A.	12/04/23	704,931
USD	3,481,012	JPY	524,725,000	BNP Paribas SA	12/04/23	1,700
						36,292,996
AUD	956,000	USD	610,307	HSBC Bank PLC	11/02/23	(3,868)
CHF	1,361,000	USD	1,513,793	Nomura Securities International Inc.	11/02/23	(17,613)
CHF	272,000	USD	305,180	State Street Bank and Trust Co.	11/02/23	(6,164)
DKK	697,000	USD	98,971	State Street Bank and Trust Co.	11/02/23	(158)
EUR	922,000	USD	976,994	Bank of America N.A.	11/02/23	(1,425)
EUR	20,670,000	USD	21,911,440	State Street Bank and Trust Co.	11/02/23	(40,507)
GBP	379,000	USD	460,944	JPMorgan Chase Bank N.A.	11/02/23	(288)
GBP	947,000	USD	1,154,980	Toronto Dominion Bank	11/02/23	(3,950)
HKD	509,000	USD	65,058	Bank of America N.A.	11/02/23	(12)
HKD	604,420,000	USD	77,246,121	BNP Paribas SA	11/02/23	(6,416)
HKD	2,546,000	USD	325,562	Nomura Securities International Inc.	11/02/23	(205)
ILS	928,000	USD	243,700	State Street Bank and Trust Co.	11/02/23	(14,111)
JPY	123,132,099,000	USD	813,048,295	Bank of America N.A.	11/02/23	(697,320)
JPY	259,294,000	USD	1,753,059	Commonwealth Bank of Australia	11/02/23	(42,394)
JPY	518,669,000	USD	3,450,127	HSBC Bank PLC	11/02/23	(28,263)
JPY	1,710,086,000	USD	11,498,986	JPMorgan Chase Bank N.A.	11/02/23	(216,875)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE ETF
October 31, 2023

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	103,734,000	USD	693,258	Toronto Dominion Bank	11/02/23	$(8,884)
NOK	740,000	USD	69,316	Bank of America N.A.	11/02/23	(3,073)
NOK	811,000	USD	73,863	State Street Bank and Trust Co.	11/02/23	(1,264)
NZD	24,000	USD	14,320	HSBC Bank PLC	11/02/23	(338)
NZD	184,000	USD	110,243	Toronto Dominion Bank	11/02/23	(3,045)
SEK	1,020,000	USD	92,975	Bank of New York	11/02/23	(1,597)
SEK	22,986,000	USD	2,115,263	State Street Bank and Trust Co.	11/02/23	(56,038)
SGD	134,000	USD	98,119	State Street Bank and Trust Co.	11/02/23	(248)
USD	326,339	AUD	515,000	Bank of New York	11/02/23	(351)
USD	326,462	AUD	515,000	HSBC Bank PLC	11/02/23	(228)
USD	352,596,191	CHF	321,545,000	BNP Paribas SA	11/02/23	(885,917)
USD	1,392,683	CHF	1,270,000	State Street Bank and Trust Co.	11/02/23	(3,459)
USD	833,706	CHF	761,000	Toronto Dominion Bank	11/02/23	(2,880)
USD	148,140	DKK	1,046,000	Bank of New York	11/02/23	(149)
USD	147,772	DKK	1,046,000	HSBC Bank PLC	11/02/23	(518)
USD	877,088	DKK	6,225,000	Toronto Dominion Bank	11/02/23	(5,421)
USD	1,461,267	EUR	1,383,000	Bank of America N.A.	11/02/23	(2,086)
USD	6,237,275	EUR	5,895,000	Bank of New York	11/02/23	(226)
USD	2,919,617	EUR	2,766,000	HSBC Bank PLC	11/02/23	(7,089)
USD	7,258,456	EUR	6,916,000	JPMorgan Chase Bank N.A.	11/02/23	(59,366)
USD	1,378,187	GBP	1,136,000	HSBC Bank PLC	11/02/23	(2,563)
USD	3,423,122	GBP	2,830,000	JPMorgan Chase Bank N.A.	11/02/23	(16,599)
USD	81,776,654	HKD	640,077,000	Bank of America N.A.	11/02/23	(19,710)
USD	97,624	HKD	764,000	UBS AG	11/02/23	(8)
USD	16,944	ILS	69,000	Bank of America N.A.	11/02/23	(127)
USD	31,045	NOK	347,000	Bank of New York	11/02/23	(18)
USD	8,136	NZD	14,000	Toronto Dominion Bank	11/02/23	(20)
USD	351,546	SGD	482,000	State Street Bank and Trust Co.	11/02/23	(498)
USD	58,273	SGD	80,000	Toronto Dominion Bank	11/02/23	(158)
JPY	4,926,840,000	USD	32,690,366	BNP Paribas SA	12/04/23	(21,808)
USD	258,118,489	AUD	407,249,000	BNP Paribas SA	12/04/23	(487,038)
USD	1,372,879	AUD	2,164,000	Morgan Stanley & Co. International PLC	12/04/23	(1,273)
USD	6,448,973	CHF	5,847,000	Bank of New York	12/04/23	(484)
USD	356,358,958	CHF	323,219,000	Toronto Dominion Bank	12/04/23	(163,520)
USD	3,652,611	DKK	25,742,000	JPMorgan Chase Bank N.A.	12/04/23	(2,611)
USD	117,361,777	DKK	827,424,000	State Street Bank and Trust Co.	12/04/23	(127,868)
USD	19,237,366	EUR	18,170,000	JPMorgan Chase Bank N.A.	12/04/23	(12,937)
USD	1,158,326,263	EUR	1,094,456,000	State Street Bank and Trust Co.	12/04/23	(1,200,932)
USD	10,070,147	GBP	8,290,000	JPMorgan Chase Bank N.A.	12/04/23	(7,802)
USD	545,998,672	GBP	449,870,000	State Street Bank and Trust Co.	12/04/23	(897,191)
USD	583,368	ILS	2,355,000	Bank of America N.A.	12/04/23	(15)
USD	13,428,287	ILS	54,258,000	Citibank N.A.	12/04/23	(12,557)
USD	401,268	NOK	4,480,000	Morgan Stanley & Co. International	12/04/23	(157)
				PLC
USD	24,632,796	NOK	274,927,000	Toronto Dominion Bank	12/04/23	(1,700)
USD	100,666	NZD	173,000	Toronto Dominion Bank	12/04/23	(133)
USD	6,634,961	NZD	11,406,000	UBS AG	12/04/23	(10,788)
USD	108,540,785	SEK	1,211,167,000	BNP Paribas SA	12/04/23	(99,287)
USD	1,757,135	SEK	19,597,000	JPMorgan Chase Bank N.A.	12/04/23	(690)
USD	679,839	SGD	930,000	Bank of America N.A.	12/04/23	(371)

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE ETF
October 31, 2023

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	46,527,181	SGD	63,655,000	State Street Bank and Trust Co.	12/04/23	$(30,627)
						(5,241,236)
						$31,051,760

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Investment Companies	$3,493,236,849	$—	$—	$3,493,236,849
Short-Term Securities
Money Market Funds	370,956,307	—	—	370,956,307
	$3,864,193,156	$—	$—	$3,864,193,156
Derivative Financial Instruments(a)
Assets
Foreign Currency Exchange Contracts	$—	$36,292,996	$—	$36,292,996
Liabilities
Foreign Currency Exchange Contracts	—	(5,241,236)	—	(5,241,236)
	$—	$31,051,760	$—	31,051,760

(a)	Derivative financial instruments are forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation

AUD	Australian Dollar	HKD	Hong Kong Dollar
CHF	Swiss Franc	ILS	Israeli Shekel
DKK	Danish Krone	JPY	Japanese Yen
EUR	Euro	NOK	Norwegian Krone
GBP	British Pound	NZD	New Zealand Dollar

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged MSCI EAFE ETF
October 31, 2023

Currency Abbreviation (continued)

SEK	Swedish Krona
SGD	Singapore Dollar
USD	United States Dollar